Income Taxes - Components of Income Tax Provision (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Loss before income tax (benefit) expense	$ (2,111)	$ (43,059)	$ (59,302)	$ (76,467)
Income tax (benefit) expense	$ (1,431)	$ 1,878	$ (2,349)	$ 1,975
Effective tax rate	67.80%	(4.40%)	4.00%	(2.60%)